Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COMMERCE FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Commerce National Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Commerce National Tax-Free Intermediate Bond Fund – Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek current income exempt from federal income tax as is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no sales charge imposed on purchases of shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Security Types:  Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes, (measured at the time of purchase) in municipal bonds issued by or on behalf of the states, territories and possessions (such as Puerto Rico, the U.S. Virgin Islands and Guam) of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Fund’s 80% investment strategy is fundamental–meaning that it can be changed only by the holders of a majority of the outstanding voting securities of the Fund.
  Up to 20% of the Fund’s net assets may be invested in municipal bonds that are not exempt from regular federal income tax or federal alternative minimum taxes.
  Credit Quality:  Except as described below, the municipal securities in which the Fund invests will be rated investment grade (e.g., in the top four credit-rating categories) both subsequently and at the time of purchase by at least one nationally recognized statistical rating organization, or if unrated will be deemed by the Adviser to be of comparable quality to investment grade municipal securities. The Fund may invest up to 10% of its total assets in such unrated securities. Subsequent to purchase, the Funds’ municipal securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security, except that the Fund may not hold more than 5% of its total assets in high yield (non-investment grade) securities.
  Maturity Distribution:  The Fund actively manages maturities to take advantage of changes in interest rates. The average dollar-weighted effective maturity of the Fund’s portfolio securities will be three to ten years, under normal market conditions.
  Duration:  The average effective duration of the Fund will be within 30% of the duration of the Barclays Capital 3-15 Year Blend Municipal Bond Index (“Index”), although the Fund has no restriction as to the maximum or minimum duration of any individual security it holds. For example, if the duration of the Index were 6.0 years, the Fund’s assets would have a duration of between 4.20 years and 7.80 years. As of December 31, 2015, the duration of the Fund was 5.60 years, while the duration of the Index was 5.09 years. Duration is a measure of a fund’s sensitivity to interest rates. For example, a fund with a duration of 2 years would lose 2% of its value if interest rates rose by 1%, or it would gain 2% if interest rates declined by 1%. A fund with a duration of 4 years would be twice as volatile as a fund with a duration of 2 years.
  The Fund strives to minimize net realized capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Call Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund earlier than expected. Under these circumstances, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk:  Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer’s ability or willingness to make such payments. If a bond’s insurer or provider of other credit enhancement fails to fulfill its obligations or loses its credit rating, the value of the bond could drop.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

Interest Rate Risk:  Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money.

Large Shareholder Purchase and Redemption Risk:  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk:  The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at an advantageous time or price.

Management Risk:  A strategy used by the Adviser could fail to produce the intended results.

Market Risk:  The market values of municipal bonds owned by the Fund may decline, at times sharply and unpredictably.

Municipal Bond Risk:  Municipal securities prices can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. In addition, economic conditions at the state, regional and federal level may adversely affect the municipal bond market and an issuer’s ability to repay the obligation. Municipal lease obligations and certificates of participation are subject to the added risk that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease.

State and U.S. Territory Risk:  The Fund’s portfolio is generally widely diversified among issuers of municipal securities. From time to time, however, the Fund may invest a significant amount of assets in the municipal securities of a particular state or territory, such as Puerto Rico. Adverse political and economic conditions and developments affecting a state or territory may, in turn, negatively affect the Fund’s performance.

Tax Risk:  Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

		Please see “More Information on Investment Objectives, Securities, Investment Practices and Risks” for a more detailed description of the investment practices of the Fund and the risks associated with those practices. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual total returns of the Fund’s shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, please visit the Fund’s website at www.commercefunds.com or by calling 1-800-995-6365.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual total returns of the Fund’s shares compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-995-6365
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.commercefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 Each Year TOTAL RETURN CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter* Q3 ‘09 +4.67% Worst Quarter* Q4 ‘10 –3.63% * Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Index figures do not reflect any deduction for fees, taxes or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Commerce National Tax-Free Intermediate Bond Fund | National Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	361
10 Years	rr_ExpenseExampleYear10	$ 809
2006	rr_AnnualReturn2006	3.63%
2007	rr_AnnualReturn2007	3.67%
2008	rr_AnnualReturn2008	0.40%
2009	rr_AnnualReturn2009	8.62%
2010	rr_AnnualReturn2010	2.74%
2011	rr_AnnualReturn2011	11.46%
2012	rr_AnnualReturn2012	7.56%
2013	rr_AnnualReturn2013	(3.41%)
2014	rr_AnnualReturn2014	5.97%
2015	rr_AnnualReturn2015	2.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.63%)
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 21, 1995
Commerce National Tax-Free Intermediate Bond Fund | Returns After Taxes on Distributions | National Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.95%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 21, 1995
Commerce National Tax-Free Intermediate Bond Fund | Returns After Taxes on Distributions and Sale of Shares | National Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.63%
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 21, 1995
Commerce National Tax-Free Intermediate Bond Fund | Barclays Capital 3-15 Year Blend Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.06%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.64%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.66%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%	[3]

[1]	Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses, during the current fiscal year to 0.70% of the Fund’s average daily net assets through March 1, 2017. After this date, the Adviser or the Fund may terminate the contractual arrangement.
[2]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.
[3]	The Barclays Capital 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.